Shareholders' Equity (Summary Of Weighted-Average Assumptions) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Shareholders' Equity [Abstract]
Expected dividend yield
Expected stock price volatility	73.40%	65.40%
Risk-free interest rate	1.40%	2.60%
Expected term (in years)	5 years 7 months 6 days	6 years
Weighted-average grant date fair-value	$ 0.18	$ 0.17